Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	36,057,692
Proposed Maximum Offering Price per Unit	8.32
Maximum Aggregate Offering Price	$ 299,999,997.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	Calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to the prospectus supplement with which this Calculation of Filing Fee Tables is filed has been paid in accordance with Rule 456(b) under the Securities Act.